Significant events (Details) $ in Thousands, € in Millions													2 Months Ended	3 Months Ended	6 Months Ended
	Apr. 30, 2025 USD ($) vessel T	Apr. 07, 2025 USD ($) vessel	Mar. 24, 2025 vessel T	Mar. 14, 2025 USD ($) T	Mar. 10, 2025 USD ($)	Mar. 04, 2025 USD ($) shares	Feb. 04, 2025 USD ($) twenty-footEquivalent	Jan. 27, 2025 USD ($) T	Jan. 13, 2025 USD ($)	Jan. 09, 2025 USD ($)	Dec. 31, 2024 USD ($) T	May 21, 2024 USD ($) T	Aug. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2025 USD ($) shares twenty-footEquivalent	Jun. 30, 2024 USD ($)	Jun. 23, 2025 T	Jun. 20, 2025 USD ($)	May 23, 2025 T	Apr. 23, 2025 T	Apr. 22, 2025	Apr. 16, 2025 T	Apr. 14, 2025 T	Apr. 10, 2025 T	Apr. 03, 2025 shares	Mar. 27, 2025 shares	Mar. 12, 2025 shares	Jan. 23, 2025 T	Jan. 09, 2025 EUR (€)	Jan. 07, 2025 T	Jun. 27, 2024 T
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from the sale of vessels															$ 262,974	$ 1,511,765
Acquisition of vessels and vessels under construction															$ 547,113	$ 444,570
Interest rate swaps | Entering into significant commitments or contingent liabilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Derivative, notional amount													$ 400,000
Cash receipts from swap contracts													$ 18,900
Golden Ocean Group Limited
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares acquired | shares																									17,036,474
Number of shares owned | shares															98,400,204
Share in equity																									8.55%		40.80%
Stock-for-stock merger, exchange ratio																					0.95
Golden Ocean Group Limited | Hemen Holding Limited
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares acquired | shares						81,363,730																			9,689,197	7,347,277	81,363,730
Number of shares owned | shares																									98,400,204	88,711,007
Share in equity						40.80%																			49.40%	44.50%	40.80%
Ammonia Carrier AS
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | twenty-footEquivalent							1,400
Notional Value							$ 26,300
Borrowings term							7 years
Secured Revolving Loan Due 2030 With Margin Rate At 4.15%
Disclosure of detailed information about property, plant and equipment [line items]
Notional Value										$ 23,800																			€ 22.9
Senior Secured Credit Facility, FRS Windcat 28, FRS Windcat 34, FRS Windcat 35, FRS Windcat 42 and FRS Windcat 43 | FRS Windcat Offshore Logistics Limited
Disclosure of detailed information about property, plant and equipment [line items]
Notional Value | €																													€ 9.5
Borrowings term										5 years
Senior Secured Credit Facility, FRS Windcat 28, FRS Windcat 34, FRS Windcat 35, FRS Windcat 42 and FRS Windcat 43 | FRS Windcat Offshore Logistics Limited | Nominal interest rate
Disclosure of detailed information about property, plant and equipment [line items]
Nominal interest rate										4.15%																			4.15%
Borrowings term										3 years
Bridge Facility from KBC Bank NV, Crédit Agricole CIB, Société Générale
Disclosure of detailed information about property, plant and equipment [line items]
Notional Value						$ 1,400,000
Borrowings term						9 months
Borrowings extension						6 months
2,000 Million Facilities Agreement with Bank Syndicate
Disclosure of detailed information about property, plant and equipment [line items]
Notional Value															$ 2,000,000			$ 2,000,000
2,000 Million Facilities Agreement with Bank Syndicate - Term Loan Facility
Disclosure of detailed information about property, plant and equipment [line items]
Notional Value															2,000,000			1,250,000
2,000 Million Facilities Agreement with Bank Syndicate - Revolving Credit Facility
Disclosure of detailed information about property, plant and equipment [line items]
Notional Value																		$ 750,000
180 Million Facility
Disclosure of detailed information about property, plant and equipment [line items]
Notional Value															180,000
40 Million Facility
Disclosure of detailed information about property, plant and equipment [line items]
Notional Value															40,000
150 Million Facility
Disclosure of detailed information about property, plant and equipment [line items]
Notional Value															150,000
360 Million Facility
Disclosure of detailed information about property, plant and equipment [line items]
Notional Value															360,000
275 Million Facility
Disclosure of detailed information about property, plant and equipment [line items]
Notional Value															275,000
80 Million Facility
Disclosure of detailed information about property, plant and equipment [line items]
Notional Value															80,000
250 Million Facility
Disclosure of detailed information about property, plant and equipment [line items]
Notional Value															250,000
85 Million Lease Facility
Disclosure of detailed information about property, plant and equipment [line items]
Notional Value															85,000
260 Million Lease Facility
Disclosure of detailed information about property, plant and equipment [line items]
Notional Value															260,000
Cap Lara - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T											158,826
Proceeds from the sale of vessels											$ 33,200
Non-current assets or disposal groups classified as held for sale											$ 14,400
Gain					$ 18,800
Ammonia-powered Vessel with Dual Fuel Engine | Right-of-use assets | Agreement with Fortescue
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use asset, boat carrying capacity | T																							210,000
Iris - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T				314,000
Vessels | Cap Lara - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Gain															18,776
Vessels | Newcastlemax Mineral Portugal | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																														210,754
Vessels | Hydrogen Powered (Dual Fuel) Multifunctional Port Utility Vessel (MPHUV) | Property, plant and equipment | Windcat Workboats International BV
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of vessels and vessels under construction									$ 6,100
Vessels | Newcastlemax Mineral Osterreich | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																												210,761
Vessels | Alsace - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Gain															27,462
Vessels | Newcastlemax Mineral Suomi | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																								210,000
Vessels | Newcastlemax Mineral Sverige | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																				210,000
Vessels | Iris, Hakata and Hakone | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Gain	$ 96,700
Number of vessels sold | vessel	3
Vessels | Iris - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T	314,000
Proceeds from the sale of vessels				$ 100,000
Gain															$ 57,133
Vessels | Hakone | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T	302,624
Vessels | Hakata | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T	302,550
Vessels | Newcastlemax Mineral Polska | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																			210,000
Vessels | Newcastlemax Mineral Cesko | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																	210,000
Vessels under construction | Ammonia-powered container vessel | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | twenty-footEquivalent															1,400
Number of ships ordered | vessel			9
Vessels under construction | Three Ammonia-fitted Newcastlemax Bulk Carriers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Time charter agreement, contract term			12 years
Vessels under construction | Three Ammonia-fitted Newcastlemax Bulk Carriers | Property, plant and equipment | CBM.TECH NV and MOL CHECMICAL TANKERS PTE. LTD
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T			210,000
Number of ships ordered | vessel			3
Vessels under construction | Six Chemical Tankers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of ships ordered | vessel			6
Vessels under construction | Two Ammonia-fitted Chemical Tankers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of ships ordered | vessel			2
Time charter agreement, contract term			10 years
Vessels under construction | Four Ammonia-ready Chemical Tankers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of ships ordered | vessel			4
Time charter agreement, contract term			7 years
Vessels under construction | 5 VLCCs | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Notional Value		$ 392,700
Number of ships ordered | vessel		5
Borrowings pre-delivery term		2 years
Borrowings post-delivery term		12 years
Assets and liabilities classified as held for sale | Cap Lara - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T											158,826
Proceeds from the sale of vessels											$ 33,200
Non-current assets or disposal groups classified as held for sale											$ 14,400
Gain														$ 18,800
Assets and liabilities classified as held for sale | Alsace - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T												299,999
Proceeds from the sale of vessels												$ 96,900
Non-current assets or disposal groups classified as held for sale															$ 69,400
Gain														$ 27,500
Assets and liabilities classified as held for sale | Hakone
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																						302,624
Assets and liabilities classified as held for sale | Hakata
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																						302,550									302,550
Assets and liabilities classified as held for sale | Vessels | Cap Lara - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T											158,826
Proceeds from the sale of vessels											$ 33,200
Non-current assets or disposal groups classified as held for sale											$ 14,400
Gain					$ 18,800
Assets and liabilities classified as held for sale | Vessels | Newcastlemax Mineral Portugal | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																														210,754
Assets and liabilities classified as held for sale | Vessels | Alsace - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T								299,999
Non-current assets or disposal groups classified as held for sale								$ 69,400
Gain								$ 27,500